Note 6 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross carrying amount	$ 205,979	$ 150,468
Accumulated amortization	84,864	70,990
Net	121,115	79,478
Customer Lists and Relationships [Member]
Gross carrying amount	104,258	75,279
Accumulated amortization	34,161	28,816
Net	70,097	46,463
Franchise Rights [Member]
Gross carrying amount	39,137	36,539
Accumulated amortization	17,230	15,195
Net	21,907	21,344
Trademarks and Trade Names [Member]
Gross carrying amount	26,069	22,002
Accumulated amortization	11,825	11,147
Net	14,244	10,855
Other Intangible Assets [Member]
Gross carrying amount	36,515	16,648
Accumulated amortization	21,648	15,832
Net	$ 14,867	$ 816